Revenue	12 Months Ended
Dec. 31, 2017
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Revenue
5.	Revenue

	2017	2016	2015
Telecommunication services	15,115,816	12,883,974	11,972,443
Equipment revenues	1,159,500	624,352	254,582
Revenue from financial services	605,663	184,698	—
Revenue and commission fees on betting business	355,907	284,496	277,525
Call center revenues	232,679	198,564	187,840
Other	162,499	109,477	77,025

	17,632,064	14,285,561	12,769,415